INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

December 30, 2019

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File No. 333-191476 and 811-22894 on behalf of the All Terrain Opportunity Fund (the “Fund”)

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 199 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(1) for the following purposes: (i) to reflect the new co-investment advisory agreement with Foothill Capital Management, LLC, co-advisor to the Fund, which was approved by the Fund’s shareholders at a special meeting held on March 15, 2019; and (ii) to make other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

Please direct your comments to the undersigned at (626) 385-5777.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake

Secretary